ACST STAT SUP-2 101811
Statutory Prospectus Supplement dated October 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Global Real Estate Income Fund
Invesco Floating Rate Fund	Invesco Structured Core Fund
Effective November 15, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Structured Core Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
Effective November 15, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Structured Core Fund” in the prospectus:
•	“Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).”

SCOR STAT SUP-1 101811
Statutory Prospectus Supplement dated October 18, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R , Y and Investor Class shares of the Fund listed below:
Invesco Structured Core Fund
Effective November 15, 2011 the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
Effective November 15, 2011 the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”